Nature of operations (Details)	12 Months Ended
Dec. 31, 2018 operating_mine
Entity Information [Line Items]
Number of operating mines	5
Mali
Entity Information [Line Items]
Number of operating mines	1
Namibia
Entity Information [Line Items]
Number of operating mines	1
Philippines
Entity Information [Line Items]
Number of operating mines	1
Nicaragua
Entity Information [Line Items]
Number of operating mines	2
Burkina Faso | Mining property
Entity Information [Line Items]
Percentage of ownership interest in subsidiary	81.00%
Colombia | Mining property
Entity Information [Line Items]
Proportion of ownership interest in joint venture	49.00%